Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Dec. 05, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

While we do not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure of material nonpublic information, the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our company that has not been publicly disclosed. It has been our practice to grant equity awards to our officers and directors upon their appointment. We intend to issue equity grants to our officers and/or directors at the same time each year, typically in connection with our first meeting of the Board of Directors each fiscal year. Option grants are effective on the date the award determination is made by the Compensation Committee, and the exercise price of options is the closing market price of our Common Stock on the business day of the grant or, if the grant is made on a weekend or holiday, on the prior business day.

Award Timing Method	While we do not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure of material nonpublic information, the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our company that has not been publicly disclosed. It has been our practice to grant equity awards to our officers and directors upon their appointment.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	the disclosure of material nonpublic information, the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our company that has not been publicly disclosed.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

During the fiscal year ended December 31, 2024, we did not award any options to a named executive officer in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information, and ending one business day after the filing or furnishing of such report other than as set forth in the table below:

Name	Grant date	Number of securities underlying the award	Exercise price of the award per share	Grant date fair value of the award

Percentage change in the
closing market price of the
securities underlying the
award between the trading
day ending immediately
prior to the disclosure
of material nonpublic
information and the trading
day beginning immediately
following the disclosure
of material nonpublic information

Cary Claiborne	12/05/24	350,000	$1.15	$346,868	6.96%

Awards Close in Time to MNPI Disclosures
Name		Cary Claiborne
Cary Claiborne [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities		350,000
Exercise Price | $ / shares		$ 1.15
Fair Value as of Grant Date | $		$ 346,868
Underlying Security Market Price Change		6.96